UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment           [X] Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

THIS IS A RE-FILING, WITH CORRECTED AMENDMENT NUMBER, OF A PREVIOUSLY FILED FORM 13F-HR.

Institutional Investment Manager Filing this Report:

Name:    UBS O'Connor LLC
Address: 141 West Jackson Boulevard
         Chicago, IL 60604

13F File Number:   28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312) 554-5243
Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   July 17, 2002


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
                                        ---------

Form 13F Information Table Entry Total:  8
                                        ---------

Form 13F Information Table Value Total:  90,664
                                        ---------


List of Other Included Managers:  None


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



                             CONFIDENTIAL TREATMENT REQUESTED - CONVERTIBLE ARBITRAGE POSITIONS

                               TITLE/                      VALUE    SHRS OR    SHR/   INVEST              VOTING
NAME OF ISSUER                 CLASS           CUSIP      (X1000)   PRN AMT    PRN    DISCRT     SOLE     SHARED     OTHER

CITIZENS UTILS TR           PFDEPPICSCV       177351202    5974       142900   SH     DEFINED     0       142900       0
HNC SOFTWARE INC            SBNTCV144A08      40425PAB3    1643      1750000   SH     DEFINED     0      1750000       0
IMCLONE SYS INC             SUBNTCV5.5%05     45245WAD1    7353      5973000   SH     DEFINED     0      5973000       0
NORTEL NETWORKS CORP NEW        COM           656568102    2763       492500   SH     DEFINED     0       492500       0
NOVELLUS SYS INC            LYONZERO144A31    670008AA9    8298      8500000   SH     DEFINED     0      8500000       0
PMC-SIERRA INC              SUBNTCV144A06     69344FAA4    4026      6000000   SH     DEFINED     0      6000000       0
STMICROELECTRONICS N V      SUBLYONZERO09     861012AB8   31012     38000000   SH     DEFINED     0     38000000       0
US BANCORP DEL              SRNTZERO144A21    902973AC0   29595     40000000   SH     DEFINED     0     40000000       0

                                  TOTAL MARKET VALUE =   90,664

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